Note 8 - Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2014
Income Statement [Member]
Note 8 - Variable Interest Entities (Tables) [Line Items]
Schedule of Variable Interest Entities [Table Text Block]
	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Net Revenues	374,529	125,961	72,645
Net loss	(4,755)	(3,767)	(9,636)
Net cash used in operating activities	(34,601)	(13,500)	(49,782)
Net cash generated from investing activities	81,593	12,041	14,709
Net cash (used in) generated from financing activities	(38,305)	—	33,370

Balance Sheet [Member]
Note 8 - Variable Interest Entities (Tables) [Line Items]
Schedule of Variable Interest Entities [Table Text Block]
	As of December 31,
	2013	2014
	RMB	RMB
Total assets	114,232	63,090
Total liabilities	110,133	38,716